Related parties - Prescribed Officers' remuneration and benefits (Details) - ZAR (R)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Prescribed Officers
Disclosure of transactions between related parties
Corporate performance target achieved, percentage	67.34%
Vesting period	3 years
Percentage of vested LTIs and accrued dividends released first	50.00%
Percentage of vested LTIs and accrued dividends released second	50.00%
S Baloyi
Disclosure of transactions between related parties
Salary	R 4,773,000	R 956,000
Risk and Retirement funding	1,017,000	215,000
Vehicle benefit	300,000	75,000
Healthcare	126,000	29,000
Vehicle insurance fringe benefit	6,000	2,000
Other benefits	173,000	332,000
Total salary and benefits	6,395,000	1,609,000
Annual short-term incentive	3,672,000	2,494,000
Long-term incentive gains	4,103,000	3,687,000
Total annual remuneration	14,170,000	7,790,000
Reimbursement of property transfer fees per relocation policy, included in other benefits	150,000
HC Brand
Disclosure of transactions between related parties
Salary	5,088,000	4,704,000
Risk and Retirement funding	1,492,000	1,487,000
Vehicle benefit	234,000	234,000
Healthcare	101,000	92,000
Vehicle insurance fringe benefit	6,000	6,000
Security benefits		6,000
Other benefits	2,525,000	4,000
Total salary and benefits	9,446,000	6,533,000
Annual short-term incentive	3,553,000	4,415,000
Long-term incentive gains	6,045,000	13,169,000
Total annual remuneration	19,044,000	24,117,000
Accumulated leave encashment, included in other benefits	2,516,801
BE Klingenberg
Disclosure of transactions between related parties
Salary		6,647,000
Risk and Retirement funding		2,074,000
Vehicle benefit		212,000
Healthcare		136,000
Vehicle insurance fringe benefit		6,000
Security benefits		200,000
Other benefits		7,000
Total salary and benefits		9,282,000
Annual short-term incentive		4,390,000
Long-term incentive gains		9,912,000
Total annual remuneration		23,584,000
BP Mabelane
Disclosure of transactions between related parties
Salary	7,778,000	7,317,000
Risk and Retirement funding	380,000	372,000
Healthcare	60,000	56,000
Other benefits	1,008,000	5,004,000
Total salary and benefits	9,226,000	12,749,000
Annual short-term incentive	4,227,000	5,389,000
Long-term incentive gains	15,876,000
Total annual remuneration	29,329,000	18,138,000
Subsidized business transport, included in other benefits	6,427	2,150
Payment of sign-on/buy-out award, included in other benefits	1,000,000	5,000,000
CK Mokoena
Disclosure of transactions between related parties
Salary	6,283,000	5,927,000
Risk and Retirement funding	357,000	350,000
Healthcare	143,000	115,000
Security benefits	12,000	9,000
Other benefits	3,000	2,000
Total salary and benefits	6,798,000	6,403,000
Annual short-term incentive	3,380,000	3,740,000
Long-term incentive gains	5,929,000	6,985,000
Total annual remuneration	16,107,000	17,128,000
CF Rademan
Disclosure of transactions between related parties
Salary	6,753,000	2,027,000
Other benefits	2,000	1,500,000
Total salary and benefits	6,755,000	3,527,000
Annual short-term incentive	3,200,000	1,503,000
Total annual remuneration	9,955,000	5,030,000
Sign-on payment, included in other benefits		1,500,000
BV Griffith
Disclosure of transactions between related parties
Salary	11,023,000	8,745,000
Risk and Retirement funding	812,000	618,000
Healthcare	365,000	314,000
Other benefits	546,000	409,000
Total salary and benefits	12,746,000	10,086,000
Annual short-term incentive	6,087,000	6,418,000
Long-term incentive gains	7,169,000	11,940,000
Total annual remuneration	R 26,002,000	R 28,444,000